FRANKLIN GLOBAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC, Class C Shares	44,000	$1,181,840	*

Entertainment - 1.9%
Activision Blizzard Inc.	10,500	878,010
Electronic Arts Inc.	10,400	1,497,184
Nintendo Co. Ltd.	2,700	1,391,136	(a)

Total Entertainment		3,766,330

Interactive Media & Services - 6.1%
Alphabet Inc., Class A Shares	1,632	4,397,473	*
Alphabet Inc., Class C Shares	1,500	4,056,630	*
Auto Trader Group PLC	153,000	1,386,216	*(a)
Facebook Inc., Class A Shares	6,600	2,351,580	*

Total Interactive Media & Services		12,191,899

Media - 1.2%
Interpublic Group of Cos. Inc.	45,000	1,591,200
Omnicom Group Inc.	10,000	728,200

Total Media		2,319,400

TOTAL COMMUNICATION SERVICES		19,459,469

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.0%
Magna International Inc.	23,000	1,928,342

Automobiles - 1.2%
Ford Motor Co.	100,000	1,395,000	*
Tesla Inc.	1,300	893,360	*

Total Automobiles		2,288,360

Household Durables - 1.0%
PulteGroup Inc.	21,300	1,168,731
Sekisui House Ltd.	40,000	792,478	(a)

Total Household Durables		1,961,209

Internet & Direct Marketing Retail - 3.8%
Amazon.com Inc.	1,680	5,590,351	*
eBay Inc.	16,500	1,125,465
JD.com Inc., ADR	10,600	751,328	*

Total Internet & Direct Marketing Retail		7,467,144

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2021 Quarterly Report	1

FRANKLIN GLOBAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Specialty Retail - 2.8%
Foot Locker Inc.	11,100	$633,366
Home Depot Inc.	3,500	1,148,665
Lowe’s Cos. Inc.	13,200	2,543,508
O’Reilly Automotive Inc.	2,150	1,298,256	*

Total Specialty Retail		5,623,795

Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp.	3,700	1,520,145	*
NIKE Inc., Class B Shares	7,700	1,289,827
Pandora A/S	12,200	1,581,661	(a)

Total Textiles, Apparel & Luxury Goods		4,391,633

TOTAL CONSUMER DISCRETIONARY		23,660,483

CONSUMER STAPLES - 6.3%
Food & Staples Retailing - 3.2%
Carrefour SA	51,000	947,933	(a)
Kroger Co.	40,000	1,628,000
Walgreens Boots Alliance Inc.	32,000	1,508,800
Walmart Inc.	15,300	2,181,015

Total Food & Staples Retailing		6,265,748

Food Products - 0.6%
Tyson Foods Inc., Class A Shares	17,000	1,214,820

Household Products - 0.7%
Clorox Co.	4,100	741,649
Procter & Gamble Co.	4,400	625,812

Total Household Products		1,367,461

Personal Products - 1.2%
Estee Lauder Cos. Inc., Class A Shares	4,700	1,569,001
Herbalife Nutrition Ltd.	17,600	896,544	*

Total Personal Products		2,465,545

Tobacco - 0.6%
Swedish Match AB	121,000	1,083,315	(a)

TOTAL CONSUMER STAPLES		12,396,889

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
ENEOS Holdings Inc.	252,400	1,052,531	(a)
Exxon Mobil Corp.	15,900	915,363
GS Holdings Corp.	10,600	393,735	(a)
Lundin Energy AB	37,100	1,156,354	(a)
Repsol SA	84,000	918,879	(a)
Royal Dutch Shell PLC, Class A Shares	74,700	1,498,645	(a)

TOTAL ENERGY		5,935,507

See Notes to Schedule of Investments.

2	Franklin Global Equity Fund 2021 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
FINANCIALS - 13.9%
Banks - 6.3%
Bank of America Corp.	28,000	$1,074,080
Bank of Nova Scotia	25,500	1,591,604
Citigroup Inc.	30,300	2,048,886
Citizens Financial Group Inc.	39,342	1,658,659
ING Groep NV	120,000	1,536,664	(a)
JPMorgan Chase & Co.	13,300	2,018,674
Lloyds Banking Group PLC	2,140,000	1,356,002	(a)
Swedbank AB, Class A Shares	63,800	1,243,071	(a)

Total Banks		12,527,640

Capital Markets - 0.5%
Goldman Sachs Group Inc.	2,700	1,012,176

Consumer Finance - 2.6%
Ally Financial Inc.	21,500	1,104,240
Capital One Financial Corp.	16,705	2,701,198
Synchrony Financial	27,700	1,302,454

Total Consumer Finance		5,107,892

Insurance - 4.5%
Allianz SE, Registered Shares	7,524	1,873,805	(a)
Allstate Corp.	14,400	1,872,720
Direct Line Insurance Group PLC	200,000	825,818	(a)
Manulife Financial Corp.	71,000	1,372,652
MetLife Inc.	32,600	1,881,020
Principal Financial Group Inc.	16,084	999,299

Total Insurance		8,825,314

TOTAL FINANCIALS		27,473,022

HEALTH CARE - 12.7%
Biotechnology - 2.3%
Regeneron Pharmaceuticals Inc.	2,600	1,493,986	*
Sage Therapeutics Inc.	15,200	664,696	*
Seagen Inc.	6,900	1,058,391	*
Vertex Pharmaceuticals Inc.	6,400	1,290,112	*

Total Biotechnology		4,507,185

Health Care Equipment & Supplies - 1.2%
IDEXX Laboratories Inc.	3,500	2,374,855	*

Health Care Providers & Services - 4.5%
Anthem Inc.	2,600	998,426
CVS Health Corp.	19,400	1,597,784
HCA Healthcare Inc.	7,100	1,762,220
Humana Inc.	2,600	1,107,236

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2021 Quarterly Report	3

FRANKLIN GLOBAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Health Care Providers & Services - continued
McKesson Corp.	10,500	$2,140,215
Molina Healthcare Inc.	5,000	1,365,050	*

Total Health Care Providers & Services		8,970,931

Health Care Technology - 0.5%
Veeva Systems Inc., Class A Shares	2,900	964,859	*

Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories Inc., Class A Shares	2,400	1,774,824	*
Mettler-Toledo International Inc.	1,100	1,621,081	*

Total Life Sciences Tools & Services		3,395,905

Pharmaceuticals - 2.5%
Jazz Pharmaceuticals PLC	6,600	1,118,832	*
Novo Nordisk A/S, Class B Shares	20,600	1,908,138	(a)
Ono Pharmaceutical Co. Ltd.	34,500	789,048	(a)
Shionogi & Co. Ltd.	21,000	1,104,451	(a)

Total Pharmaceuticals		4,920,469

TOTAL HEALTH CARE		25,134,204

INDUSTRIALS - 10.8%
Air Freight & Logistics - 1.5%
FedEx Corp.	4,800	1,343,760
United Parcel Service Inc., Class B Shares	8,500	1,626,560

Total Air Freight & Logistics		2,970,320

Building Products - 1.3%
Masco Corp.	21,600	1,289,736
Owens Corning	13,500	1,298,160

Total Building Products		2,587,896

Electrical Equipment - 0.8%
Signify NV	29,600	1,658,089	(a)

Machinery - 1.8%
CNH Industrial NV	71,500	1,194,495	(a)
FANUC Corp.	4,400	985,433	(a)
Parker-Hannifin Corp.	4,334	1,352,338

Total Machinery		3,532,266

Marine - 1.5%
A.P. Moller - Maersk A/S, Class B Shares	470	1,304,497	(a)
Kuehne + Nagel International AG, Registered Shares	4,750	1,602,651	(a)

Total Marine		2,907,148

See Notes to Schedule of Investments.

4	Franklin Global Equity Fund 2021 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Professional Services - 2.2%
Adecco Group AG, Registered Shares	15,000	$898,570	(a)
Robert Half International Inc.	16,500	1,620,465
Wolters Kluwer NV	16,200	1,847,871	(a)

Total Professional Services		4,366,906

Road & Rail - 0.7%
Old Dominion Freight Line Inc.	5,300	1,426,495

Trading Companies & Distributors - 0.7%
W.W. Grainger Inc.	2,900	1,289,282

Transportation Infrastructure - 0.3%
Kamigumi Co. Ltd.	30,000	636,538	(a)

TOTAL INDUSTRIALS		21,374,940

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 1.6%
Cisco Systems Inc.	30,060	1,664,422
Telefonaktiebolaget LM Ericsson, Class B Shares	123,000	1,418,160	(a)

Total Communications Equipment		3,082,582

Electronic Equipment, Instruments & Components - 0.8%
Jabil Inc.	26,752	1,592,814

Semiconductors & Semiconductor Equipment - 6.5%
Applied Materials Inc.	20,000	2,798,600
ASML Holding NV	4,400	3,345,757	(a)
Intel Corp.	22,700	1,219,444
Lam Research Corp.	2,300	1,466,043
Texas Instruments Inc.	12,620	2,405,624
Tokyo Electron Ltd.	4,000	1,648,061	(a)

Total Semiconductors & Semiconductor Equipment		12,883,529

Software - 5.6%
Check Point Software Technologies Ltd.	10,500	1,334,550	*
Citrix Systems Inc.	10,300	1,037,725
Microsoft Corp.	27,000	7,692,570
Zoom Video Communications Inc., Class A Shares	2,400	907,440	*

Total Software		10,972,285

Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc.	72,000	10,501,920
Logitech International SA, Registered Shares	10,500	1,147,832	(a)
NetApp Inc.	17,385	1,383,672
Samsung Electronics Co. Ltd.	24,679	1,687,651	(a)

Total Technology Hardware, Storage & Peripherals		14,721,075

TOTAL INFORMATION TECHNOLOGY		43,252,285

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2021 Quarterly Report	5

FRANKLIN GLOBAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
MATERIALS - 4.6%
Chemicals - 1.1%
Huntsman Corp.	37,500	$990,375
Mitsubishi Gas Chemical Co. Inc.	54,500	1,137,564	(a)

Total Chemicals		2,127,939

Containers & Packaging - 0.6%
International Paper Co.	21,800	1,259,168

Metals & Mining - 2.2%
Fortescue Metals Group Ltd.	95,000	1,744,582	(a)
Kinross Gold Corp.	110,000	720,343
Rio Tinto PLC	21,000	1,789,681	(a)

Total Metals & Mining		4,254,606

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	24,300	1,347,192

TOTAL MATERIALS		8,988,905

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Stockland	310,000	1,003,390	(a)

Real Estate Management & Development - 2.0%
China Vanke Co. Ltd., Class H Shares	225,700	588,440	(a)
CK Asset Holdings Ltd.	157,000	1,070,564	(a)
Daito Trust Construction Co. Ltd.	11,500	1,353,853	(a)
Daiwa House Industry Co. Ltd.	30,000	920,454	(a)

Total Real Estate Management & Development		3,933,311

TOTAL REAL ESTATE		4,936,701

UTILITIES - 1.8%
Electric Utilities - 1.3%
Chubu Electric Power Co. Inc.	79,000	952,620	(a)
SSE PLC	44,600	895,745	(a)
Tohoku Electric Power Co. Inc.	94,000	713,846	(a)

Total Electric Utilities		2,562,211

Multi-Utilities - 0.5%
Atco Ltd., Class I Shares	29,600	1,069,548

TOTAL UTILITIES		3,631,759

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $127,932,365)		196,244,164

See Notes to Schedule of Investments.

6	Franklin Global Equity Fund 2021 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,324,842)	0.010%	1,324,842	$1,324,842

TOTAL INVESTMENTS - 100.0% (Cost - $129,257,207)			197,569,006
Other Assets in Excess of Liabilities - 0.0%††			58,539

TOTAL NET ASSETS - 100.0%			$197,627,545

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2021 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Equity Fund (prior to August 7, 2021, the Fund was known as QS Global Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

9

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$16,682,117	$2,777,352	—	$19,459,469
Consumer Discretionary	21,286,344	2,374,139	—	23,660,483
Consumer Staples	10,365,641	2,031,248	—	12,396,889
Energy	915,363	5,020,144	—	5,935,507
Financials	20,637,662	6,835,360	—	27,473,022
Health Care	21,332,567	3,801,637	—	25,134,204
Industrials	11,246,796	10,128,144	—	21,374,940
Information Technology	34,004,824	9,247,461	—	43,252,285
Materials	4,317,078	4,671,827	—	8,988,905
Real Estate	—	4,936,701	—	4,936,701
Utilities	1,069,548	2,562,211	—	3,631,759

Total Long-Term Investments	141,857,940	54,386,224	—	196,244,164

Short-Term Investments†	1,324,842	—	—	1,324,842

Total Investments	$143,182,782	$54,386,224	—	$197,569,006

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

10